STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund

May 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4%
Aerospace & Defense - .9%
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	2,000,000		2,077,537
The Boeing Company, Sr. Unscd. Notes	3.63	2/1/2031	6,000,000		5,220,501
The Boeing Company, Sr. Unscd. Notes	6.53	5/1/2034	3,825,000	[a]	3,880,113
				11,178,151
Airlines - .3%
American Airlines Pass Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	3,379,300		3,171,670
Automobiles & Components - .2%
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.10	1/12/2032	3,100,000		2,597,485
Banks - 9.4%
Banco Bilbao Vizcaya Argentaria SA, Sr. Notes	5.38	3/13/2029	3,350,000		3,356,024
Bank of America Corp., Jr. Sub. Notes, Ser. TT	6.13	4/27/2027	8,650,000	[b,c]	8,649,950
Barclays PLC, Sr. Unscd. Notes	7.39	11/2/2028	7,000,000		7,372,404
Citigroup, Inc., Sub. Notes	6.17	5/25/2034	7,300,000		7,416,986
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	7,330,000		7,286,443
Comerica, Inc., Sr. Unscd. Notes	5.98	1/30/2030	5,216,000		5,143,931
Deutsche Bank AG, Sr. Notes	6.72	1/18/2029	8,500,000		8,779,385
HSBC Holdings PLC, Sr. Unscd. Notes	4.76	6/9/2028	3,000,000		2,938,882
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	2,800,000		2,916,576
JPMorgan Chase & Co., Jr. Sub. Bonds, Ser. II	4.00	4/1/2025	5,475,000	[c]	5,315,249
Morgan Stanley, Sr. Unscd. Notes	1.59	5/4/2027	8,000,000		7,423,932
NatWest Group PLC, Sr. Unscd. Notes	5.08	1/27/2030	5,500,000		5,391,012
Nordea Bank Abp, Jr. Sub. Notes	6.63	3/26/2026	4,280,000	[a,c]	4,230,554
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	6,800,000		7,354,379
Societe Generale SA, Sr. Notes	6.69	1/10/2034	8,000,000	[a]	8,361,870
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	8,000,000		8,686,623
UBS Group AG, Sr. Unscd. Notes	1.31	2/2/2027	6,500,000	[a]	6,033,780
UBS Group AG, Sr. Unscd. Notes	2.59	9/11/2025	4,825,000	[a]	4,781,642
				111,439,622

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Beverage Products - .5%
Anheuser-Busch Companies LLC/Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	6,250,000		5,742,680
Consumer Discretionary - 1.0%
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	7,185,000		6,618,723
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	6,225,000		5,450,648
				12,069,371
Diversified Financials - 3.2%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	2.45	10/29/2026	6,500,000		6,049,842
Aircastle Ltd., Sr. Unscd. Notes	2.85	1/26/2028	9,500,000	[a]	8,558,126
Ares Capital Corp., Sr. Unscd. Notes	2.88	6/15/2028	6,000,000		5,335,987
BlackRock TCP Capital Corp., Sr. Unscd. Notes	2.85	2/9/2026	3,800,000		3,577,474
Blackstone Secured Lending Fund, Sr. Unscd. Notes	2.85	9/30/2028	6,890,000		6,052,384
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	2,500,000		2,287,727
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	7,650,000	[a]	5,424,928
				37,286,468
Electronic Components - .4%
Jabil, Inc., Sr. Unscd. Notes	3.60	1/15/2030	5,500,000		4,937,037
Energy - 2.5%
Boardwalk Pipelines LP, Gtd. Notes	3.60	9/1/2032	3,825,000		3,285,282
Diamondback Energy, Inc., Gtd. Notes	3.13	3/24/2031	4,800,000		4,206,547
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	4,000,000		3,935,649
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	3,375,000		3,389,264
Kinder Morgan, Inc., Gtd. Notes	5.20	6/1/2033	4,830,000		4,664,734
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	5,750,000		5,610,968
TransCanada PipeLines Ltd., Sr. Unscd. Notes	2.50	10/12/2031	4,825,000		4,007,882
				29,100,326
Food Products - .4%
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	6,500,000		5,206,307
Foreign Governmental - 1.4%
Japan Finance Organization for Municipalities, Sr. Unscd. Notes	1.38	2/10/2031	4,130,000	[a]	3,283,678
Ontario Teachers' Finance Trust, Gtd. Notes	2.00	4/16/2031	4,130,000	[a]	3,439,296

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 98.4% (continued)
Foreign Governmental - 1.4% (continued)
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	2,075,000	1,976,057
Province of Manitoba, Sr. Unscd. Notes	4.30	7/27/2033	3,720,000	3,568,831
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	4,000,000	3,794,939
				16,062,801
Health Care - 2.1%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	6,000,000	5,471,954
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	5,075,000	5,029,552
Amgen, Inc., Sr. Unscd. Notes	5.65	6/15/2042	1,605,000	1,592,647
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	7,250,000	6,451,883
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.65	5/19/2030	6,520,000	6,380,054
				24,926,090
Industrial - .3%
LBJ Infrastructure Group LLC, Sr. Scd. Bonds	3.80	12/31/2057	5,000,000	[a] 3,235,848
Information Technology - .3%
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	4,790,000	4,149,033
Insurance - .6%
MetLife, Inc., Jr. Sub. Bonds, Ser. G	3.85	9/15/2025	1,900,000	[c] 1,831,606
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	6,375,000	5,216,829
				7,048,435
Internet Software & Services - 1.5%
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	7,000,000	6,211,218
eBay, Inc., Sr. Unscd. Notes	1.90	3/11/2025	5,500,000	5,354,730
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	7,700,000	6,580,863
				18,146,811
Media - .3%
Comcast Corp., Gtd. Notes	5.35	11/15/2027	3,000,000	3,031,500
Metals & Mining - .6%
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	4,775,000	[a] 3,928,657
Nucor Corp., Sr. Unscd. Notes	3.13	4/1/2032	3,350,000	2,896,331
				6,824,988
Municipal Securities - .2%
Golden State Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	3.49	6/1/2036	3,000,000	2,432,570
Real Estate - .7%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	4,775,000	3,848,295

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
Real Estate - .7% (continued)
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	2,825,000		2,294,982
Prologis LP, Sr. Unscd. Notes	4.75	6/15/2033	1,900,000		1,824,383
				7,967,660
Retailing - .8%
McDonald's Corp., Sr. Unscd. Notes	4.95	8/14/2033	4,800,000	[b]	4,709,509
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	5,595,000		4,427,285
				9,136,794
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	4,000,000	[a]	3,345,592
Broadcom, Inc., Sr. Unscd. Notes	3.19	11/15/2036	6,000,000	[a]	4,711,923
Foundry JV Holdco LLC, Sr. Scd. Notes	5.88	1/25/2034	5,275,000	[a]	5,253,418
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	4,800,000		4,632,976
NXP BV/NXP Funding LLC, Gtd. Notes	5.35	3/1/2026	3,645,000		3,634,638
				21,578,547
Technology Hardware & Equipment - .3%
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	4,800,000		3,531,535
Telecommunication Services - 2.1%
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	10,250,000		8,496,835
Motorola Solutions, Inc., Sr. Unscd. Notes	5.40	4/15/2034	4,800,000		4,744,420
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	8,525,000		6,121,288
Verizon Communications, Inc., Sr. Unscd. Notes	2.99	10/30/2056	8,498,000		5,186,950
				24,549,493
Transportation - .4%
J.B. Hunt Transport Services, Inc., Gtd. Notes	3.88	3/1/2026	5,000,000		4,875,709
U.S. Government Agencies Collateralized Municipal-Backed Securities - .4%
Government National Mortgage Association, Ser. 2012-135, Cl. AE	1.83	12/16/2052	5,514,480		4,488,986
U.S. Government Agencies Mortgage-Backed - 31.0%
Federal Home Loan Mortgage Corp.:
1.50%, 10/1/2050			5,233,964	[d]	3,809,336
2.00%, 8/1/2041-2/1/2052			24,216,290	[d]	18,795,577
2.50%, 3/1/2042			8,141,152	[d]	6,953,128
3.00%, 11/1/2051-1/1/2052			13,546,719	[d]	11,459,508
3.50%, 1/1/2052-3/1/2052			13,417,333	[d]	11,807,974
4.00%, 1/1/2052			8,699,923	[d]	7,914,867
4.50%, 8/1/2053			7,810,408	[d]	7,322,706
5.00%, 11/1/2052-6/1/2053			14,007,457	[d]	13,607,236

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Government Agencies Mortgage-Backed - 31.0% (continued)
5.50%, 1/1/2053-4/1/2054			17,089,290	[d]	16,895,509
6.00%, 12/1/2053-2/1/2054			17,570,781	[d]	17,668,776
6.50%, 12/1/2053			7,655,022	[d]	7,815,070
Federal National Mortgage Association:
1.50%, 1/1/2042			5,259,883	[d]	4,212,006
2.00%, 10/1/2050-1/1/2052			35,116,234	[d]	27,427,583
2.50%, 6/1/2051-3/1/2052			53,629,317	[d]	43,374,143
3.00%, 1/1/2052-6/1/2052			35,330,013	[d]	29,886,149
3.50%, 3/1/2048-3/1/2052			21,519,755	[d]	19,116,827
4.00%, 4/1/2052-6/1/2052			14,165,014	[d]	12,874,817
4.50%, 10/1/2052			6,633,186	[d]	6,254,767
5.00%, 4/1/2053			11,916,727	[d]	11,479,767
5.50%, 9/1/2053-5/1/2054			13,772,544	[d]	13,559,629
6.00%, 9/1/2053			14,431,472	[d]	14,499,585
Government National Mortgage Association II:
2.00%, 8/20/2051-9/20/2051			8,396,730		6,534,182
2.50%, 5/20/2051-8/20/2052			25,041,105		20,633,503
3.00%, 6/20/2050-11/20/2051			14,820,811		12,779,001
3.50%, 1/20/2052			5,235,266		4,679,204
4.00%, 2/20/2051-6/20/2051			7,964,367		7,210,474
4.50%, 7/20/2052			8,139,657		7,707,922
				366,279,246
U.S. Treasury Securities - 34.5%
U.S. Treasury Bonds	2.88	5/15/2052	2,750,000		1,984,834
U.S. Treasury Bonds	3.00	8/15/2052	18,500,000		13,706,260
U.S. Treasury Bonds	3.63	5/15/2053	17,890,000		14,989,514
U.S. Treasury Bonds	3.63	2/15/2053	12,500,000		10,471,191
U.S. Treasury Bonds	3.88	2/15/2043	18,435,000		16,484,563
U.S. Treasury Bonds	4.00	11/15/2052	17,750,000		15,942,759
U.S. Treasury Bonds	4.13	8/15/2053	9,250,000		8,486,514
U.S. Treasury Bonds	4.38	8/15/2043	1,550,000		1,480,613
U.S. Treasury Bonds	4.75	11/15/2053	7,750,000		7,897,734
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.38	1/15/2027	6,464,900	[e]	6,136,599
U.S. Treasury Inflation Indexed Notes, US CPI Urban Consumers Not Seasonally Adjusted	0.50	1/15/2028	10,129,760	[e]	9,517,390
U.S. Treasury Notes	1.75	12/31/2026	2,843,000		2,640,103
U.S. Treasury Notes	2.38	5/15/2027	18,300,000		17,155,178
U.S. Treasury Notes	2.50	3/31/2027	19,500,000		18,385,605
U.S. Treasury Notes	2.88	4/30/2029	15,155,000		14,068,990
U.S. Treasury Notes	3.25	6/30/2027	9,750,000		9,364,190

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 98.4% (continued)
U.S. Treasury Securities - 34.5% (continued)
U.S. Treasury Notes	3.25	6/30/2029	22,250,000		20,983,228
U.S. Treasury Notes	3.38	5/15/2033	2,500,000		2,294,873
U.S. Treasury Notes	3.50	4/30/2030	6,750,000		6,399,185
U.S. Treasury Notes	3.50	2/15/2033	23,500,000		21,824,707
U.S. Treasury Notes	3.63	3/31/2030	14,227,000		13,585,951
U.S. Treasury Notes	3.75	5/31/2030	15,000,000		14,406,152
U.S. Treasury Notes	4.00	7/31/2030	17,000,000		16,537,149
U.S. Treasury Notes	4.00	2/28/2030	13,000,000	[b]	12,665,859
U.S. Treasury Notes	4.13	8/31/2030	13,500,000	[b]	13,216,816
U.S. Treasury Notes	4.13	3/31/2031	4,750,000		4,647,207
U.S. Treasury Notes	4.13	11/15/2032	2,115,000		2,059,894
U.S. Treasury Notes	4.25	1/31/2026	8,250,000	[b]	8,156,060
U.S. Treasury Notes	4.38	8/31/2028	10,250,000	[b]	10,179,731
U.S. Treasury Notes	4.38	12/15/2026	3,500,000		3,469,443
U.S. Treasury Notes	4.50	11/15/2033	23,445,000	[b]	23,454,158
U.S. Treasury Notes	4.50	11/15/2025	2,250,000	[b]	2,233,081
U.S. Treasury Notes	4.50	4/15/2027	12,000,000		11,943,281
U.S. Treasury Notes	4.88	10/31/2028	13,800,000	[b]	13,980,316
U.S. Treasury Notes	4.88	5/31/2026	11,750,000		11,752,065
U.S. Treasury Notes	5.00	8/31/2025	25,000,000		24,965,820
				407,467,013
Utilities - .3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.70	9/1/2054	3,350,000		3,351,756
Total Bonds and Notes (cost $1,250,171,913)			1,161,813,932

Preferred Stocks - .4%
Telecommunication Services - .4%
AT&T, Inc., Ser. A (cost $5,875,000)	5.00		235,000		4,982,000
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,141,529)	5.43		4,141,529	[f]	4,141,529

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,692,970)	5.43	3,692,970	[f] 3,692,970
Total Investments (cost $1,263,881,412)		99.5%	1,174,630,431
Cash and Receivables (Net)		0.5%	5,622,928
Net Assets		100.0%	1,180,253,359

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, these securities were valued at $68,469,425 or 5.8% of net assets.

b Security, or portion thereof, on loan. At May 31, 2024, the value of the fund’s securities on loan was $76,913,361 and the value of the collateral was $81,109,979, consisting of cash collateral of $3,692,970 and U.S. Government & Agency securities valued at $77,417,009. In addition, the value of collateral may include pending sales that are also on loan.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	365,083,316	-	365,083,316
Equity Securities - Preferred Stocks	4,982,000	-	-	4,982,000
Foreign Governmental	-	16,062,801	-	16,062,801
Investment Companies	7,834,499	-	-	7,834,499
Municipal Securities	-	2,432,570	-	2,432,570
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	4,488,986	-	4,488,986
U.S. Government Agencies Mortgage-Backed	-	366,279,246	-	366,279,246
U.S. Treasury Securities	-	407,467,013	-	407,467,013

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2024, accumulated net unrealized depreciation on investments was $89,250,981, consisting of $3,389,311 gross unrealized appreciation and $92,640,292 gross unrealized depreciation.

At May 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.